Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Ordinary shares	Additional Paid-in Capital	Shares to be issued	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive loss	Noncontrolling Interest	Total
Balances at Mar. 31, 2020	$ 1,142	$ 8,943,065		$ 589,659	$ (763,022)	$ (860,047)	$ (547,777)	$ 7,373,020
Balances (in Shares) at Mar. 31, 2020	11,421,393
Net loss					(1,231,866)		(13,901)	(1,245,767)
Cumulative translation adjustment						(282,373)		(282,373)
Balances at Sep. 30, 2020	$ 1,142	8,943,065		589,659	(1,984,888)	(577,674)	(561,678)	6,409,626
Balances (in Shares) at Sep. 30, 2020	11,421,393
Balances at Mar. 31, 2021	$ 1,326	14,845,829	195,600	589,659	(5,901,107)	(567,333)	(611,686)	8,552,288
Balances (in Shares) at Mar. 31, 2021	13,263,066
Net loss					(7,355,329)		(8,233)	(7,363,562)
Conversion of convertible debenture into ordinary shares	$ 516	7,626,578	(195,600)					7,431,494
Conversion of convertible debenture into ordinary shares (in Shares)	5,155,305
Ordinary shares issued under employee plans	$ 89		19					108
Ordinary shares issued under employee plans (in Shares)	890,000
Appropriations of retained earnings					(40,251)		40,251
Cumulative translation adjustment						335,532		335,532
Balances at Sep. 30, 2021	$ 1,931	$ 22,472,407	$ 19	$ 589,659	$ (13,296,687)	$ (231,801)	$ (579,668)	$ 8,955,860
Balances (in Shares) at Sep. 30, 2021	19,308,371